Unaudited Interim Condensed Statements of Cash Flows (USD $)	3 Months Ended		46 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,768)	$ (1,882)	$ (37,296)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(875)	(1,375)	3,500
Net Cash Provided by (Used in) Operating Activities	(2,643)	(3,257)	(33,796)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Related Party Debt	2,500	3,632	32,032
Proceeds from Issuance of Common Stock	0	0	2,000
Net Cash Provided by (Used in) Financing Activities	2,500	3,632	34,032
Cash and Cash Equivalents, Period Increase (Decrease)	(143)	375	236
Cash and Cash Equivalents, at Carrying Value	379	157	0
Cash and Cash Equivalents, at Carrying Value	$ 236	$ 532	$ 236